REVERSE ACQUISITION TRANSACTION (Additional Information) (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Secured Debt [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Investor [Member]	May 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member]	Dec. 31, 2010 Prior To Merger [Member]	Dec. 31, 2011 Prior To Merger [Member] Abtech Industries, Inc [Member]	Dec. 31, 2011 Prior To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Series A Convertible Preferred Stock [Member]
Noncash or Part Noncash Acquisition, Interest Acquired											78.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares															32,009,801
Equity Method Investment, Ownership Percentage												100.00%
Common stock, issued shares	64,638,372	67,635,938	47,160,435						500,000			10,000,000
Common stock, outstanding shares	64,638,372	67,635,938	47,160,435						675,000
Business Acquisition, Cost Of Acquired Entity, Purchase Price					$ 3,000,000								$ 1,645,000
Issuance Of Debt For Financing Commitment								1,355,000
Debt Instrument Pledged As Collateral			1,145,000
Proceeds from Issuance of Secured Debt									675,000
Due from Affiliates								1,355,000
Stock Held As Additional Collateral For Debt Instrument						175,000				509,300	175,000
Conversion of convertible AbTech preferred stock							1,439,614									1,439,614
Class of Warrant or Right, Outstanding												480,266				471,444
Conversion of Stock, Shares Converted												2,557,153				471,444
Debt Conversion, Converted Instrument, Amount	7,346,590														1,349,291	3,980,666
Common stock issued up on conversion of convertible promissory note, shares				10,727,005	4,984,324										1,919,320
Conversion Of Options Into Common Stock, Shares												992,000		5,281,855
Debt Default, Short-term Debt, Amount										$ 680,000